Details of Significant Accounts - Retained Earnings / Accumulated Deficit - Additional Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jun. 26, 2018 TWD ($)	Jun. 26, 2018 USD ($)	May 31, 2017 TWD ($)	Jun. 21, 2016 TWD ($)
Retained Earnings Accumulated Deficit [Line Items]
Percentage of retained earnings set aside as legal reserve after deducting taxes, duties and prior year accumulated deficit	10.00%
Capital surplus to be used to cover accumulated deficit		$ 874,086	$ 28,555	$ 824,662	$ 673,652
Bottom of Range
Retained Earnings Accumulated Deficit [Line Items]
Cash dividends as percentage of dividends distributed	10.00%